Pay vs Performance Disclosure - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Jul. 01, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE TABLE
In accordance with the SEC’s PvP rules, below is the required tabular disclosure for the Principal Executive Officer (“PEO”) and the average for the NEOs excluding the PEO (“Non-PEO NEOs”) for 2024, 2023, 2022, 2021 and 2020.

PAY VERSUS PERFORMANCE
Year (a)	Summary Compensation Table (“SCT”) Total for First PEO (b) (1)	SCT Total for Second PEO (b) (1)	Compensation Actually Paid to First PEO (c) (1)(2)	Compensation Actually Paid to Second PEO (c) (1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs (d)	Average Compensation Actually Paid to Non-PEO NEOs (e) (1)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ millions) (h)	EBITDA ($ millions) (i) (4)
							Total Stockholder Return (f) (3)	Peer Group Total Stockholder Return (g) (3)
2024	$N/A	$8,837,500	$N/A	$2,580,689	$3,997,176	$331,946	$90.10	$168.71	$(540.2)	$(68.8)
2023	$12,183,709	$12,240,872	$16,159,466	$13,855,201	$6,180,700	$7,427,945	$145.30	$184.97	$2,162.0	$3,521.1
2022	$13,104,780	N/A	$37,968,188	N/A	$4,996,543	$14,556,716	$132.13	$152.67	$2,972.8	$4,314.7
2021	$7,294,215	N/A	$12,415,156	N/A	$2,958,400	$5,103,877	$41.84	$88.66	$315.5	$1,111.9
2020	$4,938,526	N/A	$(9,032,816)	N/A	$2,031,502	$(3,844,634)	$22.91	$65.89	$(1,333.3)	$(510.0)

(1)
Mr. Nimbley (“First PEO”) served as our PEO for the full year for each of 2022, 2021 and 2020 and for 2023, until July 1, 2023. Mr. Lucey (“Second PEO” and, together with the First PEO, the “PEOs”) was appointed as our PEO effective July 1, 2023, and served as our PEO for the full year of 2024. For 2024, our Non-PEO NEOs included Messrs. Bukowski and Davis and Mses. Davis and Canty. For 2023, our Non-PEO NEOs included Messrs. Davis and O’Connor and Mses. Davis and Canty. For 2022, our Non-PEO NEOs included Messrs. Young, Lucey, Davis and O’Connor and Ms. Canty. For 2021 and 2020, our Non-PEO NEOs included Messrs. Young, Lucey, Davis and O’Connor.

(2)
For 2024, the values included in this column for the compensation actually paid to our PEO and the average compensation actually paid to our Non-PEO NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively:

Matthew Lucey	2024
Summary Compensation Table Total for Second PEO (column (b))	$8,837,500
- aggregate change in actuarial present value of pension benefits	$(762,513)
+ service cost of pension benefits	$339,088
+ prior service cost of pension benefits	$—
- SCT “Stock Awards” column value	$—
- SCT “Option Awards” column value	$(5,836,243)
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$5,474,909
+ year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$(4,254,721)
+ vesting date fair value of equity awards granted and vested in the covered year	$—
+ year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	$(1,217,331)
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	$—
+ dollar value of dividends/earnings paid on equity awards in the covered year	$—
+ excess fair value for equity award modifications	$—
Compensation Actually Paid to Second PEO (column (c))	$2,580,689

AVERAGE FOR NON-PEO NEOS	2024
Average SCT Total for Non-PEO NEOs (column (d))	$3,997,176
- aggregate change in actuarial present value of pension benefits	$(331,477)
+ service cost of pension benefits	$197,359
+ prior service cost of pension benefits	$—
- SCT “Stock Awards” column value	$(2,525,198)
- SCT “Option Awards” column value	$—
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$2,161,738
+ year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$(2,234,089)
+ vesting date fair value of equity awards granted and vested in the covered year	$—
+ year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	$(933,564)
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	$—
+ dollar value of dividends/earnings paid on equity awards in the covered year	$—
+ excess fair value for equity award modifications	$—
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$331,946

(3)
For each of 2024, 2023, 2022, 2021 and 2020, total shareholder return for the Company and the peer group represents the dollar value as of December 31, 2024, 2023, 2022, 2021 and 2020, of a deemed fixed investment of $100 at market close on December 31, 2019, assuming reinvestment of dividends. For purposes of this pay versus performance disclosure, our peer group consists of the following entities: CVR Energy, Inc, Delek US Holdings, Inc., HF Sinclair Corporation, Marathon Petroleum Corporation, Phillips 66 and Valero Energy Corporation (the “Peer Group”). For purposes of calculating the Peer Group total shareholder return, the returns of each component issuer of the group were weighted according to the respective issuers’ stock market capitalization at the beginning of each measurement period. Because fiscal years are presented in the table in reverse chronical order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

(4)
EBITDA is a non-GAAP financial measure. For an explanation of how we use EBITDA and a reconciliation of EBITDA to Net Income, please see “Non-GAAP financial measures” in Item 7, Management’s Discussion and Analysis of Financial Condition and Results of Operations in our 2024 Form 10-K.

Company Selected Measure Name			EBITDA
Named Executive Officers, Footnote
(1)
Mr. Nimbley (“First PEO”) served as our PEO for the full year for each of 2022, 2021 and 2020 and for 2023, until July 1, 2023. Mr. Lucey (“Second PEO” and, together with the First PEO, the “PEOs”) was appointed as our PEO effective July 1, 2023, and served as our PEO for the full year of 2024. For 2024, our Non-PEO NEOs included Messrs. Bukowski and Davis and Mses. Davis and Canty. For 2023, our Non-PEO NEOs included Messrs. Davis and O’Connor and Mses. Davis and Canty. For 2022, our Non-PEO NEOs included Messrs. Young, Lucey, Davis and O’Connor and Ms. Canty. For 2021 and 2020, our Non-PEO NEOs included Messrs. Young, Lucey, Davis and O’Connor.

Peer Group Issuers, Footnote
(3)
For each of 2024, 2023, 2022, 2021 and 2020, total shareholder return for the Company and the peer group represents the dollar value as of December 31, 2024, 2023, 2022, 2021 and 2020, of a deemed fixed investment of $100 at market close on December 31, 2019, assuming reinvestment of dividends. For purposes of this pay versus performance disclosure, our peer group consists of the following entities: CVR Energy, Inc, Delek US Holdings, Inc., HF Sinclair Corporation, Marathon Petroleum Corporation, Phillips 66 and Valero Energy Corporation (the “Peer Group”). For purposes of calculating the Peer Group total shareholder return, the returns of each component issuer of the group were weighted according to the respective issuers’ stock market capitalization at the beginning of each measurement period. Because fiscal years are presented in the table in reverse chronical order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

Adjustment To PEO Compensation, Footnote
(2)
For 2024, the values included in this column for the compensation actually paid to our PEO and the average compensation actually paid to our Non-PEO NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively:

Matthew Lucey	2024
Summary Compensation Table Total for Second PEO (column (b))	$8,837,500
- aggregate change in actuarial present value of pension benefits	$(762,513)
+ service cost of pension benefits	$339,088
+ prior service cost of pension benefits	$—
- SCT “Stock Awards” column value	$—
- SCT “Option Awards” column value	$(5,836,243)
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$5,474,909
+ year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$(4,254,721)
+ vesting date fair value of equity awards granted and vested in the covered year	$—
+ year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	$(1,217,331)
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	$—
+ dollar value of dividends/earnings paid on equity awards in the covered year	$—
+ excess fair value for equity award modifications	$—
Compensation Actually Paid to Second PEO (column (c))	$2,580,689

Non-PEO NEO Average Total Compensation Amount			$ 3,997,176	$ 6,180,700	$ 4,996,543	$ 2,958,400	$ 2,031,502
Non-PEO NEO Average Compensation Actually Paid Amount			$ 331,946	7,427,945	14,556,716	5,103,877	(3,844,634)
Adjustment to Non-PEO NEO Compensation Footnote
(2)
For 2024, the values included in this column for the compensation actually paid to our PEO and the average compensation actually paid to our Non-PEO NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively:

AVERAGE FOR NON-PEO NEOS	2024
Average SCT Total for Non-PEO NEOs (column (d))	$3,997,176
- aggregate change in actuarial present value of pension benefits	$(331,477)
+ service cost of pension benefits	$197,359
+ prior service cost of pension benefits	$—
- SCT “Stock Awards” column value	$(2,525,198)
- SCT “Option Awards” column value	$—
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$2,161,738
+ year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$(2,234,089)
+ vesting date fair value of equity awards granted and vested in the covered year	$—
+ year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	$(933,564)
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	$—
+ dollar value of dividends/earnings paid on equity awards in the covered year	$—
+ excess fair value for equity award modifications	$—
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$331,946

Compensation Actually Paid vs. Total Shareholder Return
Relationship between CAP and TSR
The charts below reflect the relationship between the PEOs’ CAP and Average Non-PEO NEO CAP (per the SEC’s definition), PBF TSR and the Refining Peer Group TSR for the last five completed fiscal years.
Relationship Between Compensation Actually Paid and PBF TSR and Refining Group TSR

Compensation Actually Paid vs. Net Income
Relationship Between CAP and Net Income
The chart below reflects the relationship between the PEOs’ CAP and Average Non-PEO NEO CAP and PBF’s net income, for the last four completed fiscal years. We do not use net income as a metric in our long-term or short-term incentive plans.
Relationship Between Compensation Actually Paid and PBF Net Income

Compensation Actually Paid vs. Company Selected Measure
Relationship between CAP and Company Selected Measure, EBITDA
The chart below reflects the relationship between the PEOs’ CAP and Average Non-PEO NEO CAP and EBITDA, for the last four completed fiscal years.
Relationship Between Compensation Actually Paid and EBITDA

Total Shareholder Return Vs Peer Group
Relationship between CAP and TSR
The charts below reflect the relationship between the PEOs’ CAP and Average Non-PEO NEO CAP (per the SEC’s definition), PBF TSR and the Refining Peer Group TSR for the last five completed fiscal years.
Relationship Between Compensation Actually Paid and PBF TSR and Refining Group TSR

Tabular List, Table
Financial Performance Measures
As described in greater detail in “Compensation Discussion and Analysis”, our approach to executive compensation is designed to directly link pay to performance and attract, retain and motivate talented executives, and balance risk and reward. We use Adjusted EBITDA as a metric in our short-term incentive plan so there is an indirect relationship between CAP and EBITDA. Further, because we use EBITDA when we communicate our earnings to our investors, we believe it is substantially correlated with our stock price performance, and thus to CAP. The financial performance measures that we believe represent the most important financial performance measures we used to link CAP to our NEOs for fiscal 2024 to our performance are:

Net Income
EBITDA
Adjusted EBITDA
Relative TSR

Total Shareholder Return Amount			$ 90.1	145.3	132.13	41.84	22.91
Peer Group Total Shareholder Return Amount			$ 168.71	$ 184.97	$ 152.67	$ 88.66	$ 65.89
Company Selected Measure Amount			(68,800,000)	3,521,100,000	4,314,700,000	1,111,900,000	(510,000,000)
PEO Name	Mr. Lucey	Mr. Nimbley	Mr. Lucey		Mr. Nimbley	Mr. Nimbley	Mr. Nimbley
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			$ (540,200,000)	$ 2,162,000,000	$ 2,972,800,000	$ 315,500,000	$ (1,333,300,000)
Measure:: 1
Pay vs Performance Disclosure
Name			Net Income
Measure:: 2
Pay vs Performance Disclosure
Name			EBITDA
Non-GAAP Measure Description
(4)
EBITDA is a non-GAAP financial measure. For an explanation of how we use EBITDA and a reconciliation of EBITDA to Net Income, please see “Non-GAAP financial measures” in Item 7, Management’s Discussion and Analysis of Financial Condition and Results of Operations in our 2024 Form 10-K.

Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Measure:: 4
Pay vs Performance Disclosure
Name			Relative TSR
Mr. Lucey [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 8,837,500	12,240,872
PEO Actually Paid Compensation Amount			2,580,689	13,855,201
Mr. Nimbley [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				12,183,709	13,104,780	7,294,215	4,938,526
PEO Actually Paid Compensation Amount				$ 16,159,466	$ 37,968,188	$ 12,415,156	$ (9,032,816)
PEO | Mr. Lucey [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(762,513)
PEO | Mr. Lucey [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			339,088
PEO | Mr. Lucey [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Lucey [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,474,909
PEO | Mr. Lucey [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,254,721)
PEO | Mr. Lucey [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Lucey [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,217,331)
PEO | Mr. Lucey [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Lucey [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Lucey [Member] | Stock Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Lucey [Member] | Option Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,836,243)
PEO | Mr. Lucey [Member] | Excess Fair Value for Equity Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(331,477)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			197,359
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,161,738
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,234,089)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(933,564)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Stock Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,525,198)
Non-PEO NEO | Option Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Excess Fair Value for Equity Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0